Stock Option Plan (Details) - Blade Therapeutics, Inc. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	May 24, 2021	Dec. 31, 2020	Sep. 25, 2020
Stock Option Plan (Details) [Line Items]
Common stock shares		4,200,000		5,000,000
Reserved shares	3,120,537		5,151,841
Stock option plan , description	The exercise price of an ISO and NSO shall not be less than 100% of the estimated fair value of the shares on the date of grant, as determined by the Board of Directors. The exercise price of an ISO granted to an employee who at the time of grant is a 10% stockholder shall not be less than 110% of the estimated fair value of the shares on the date of grant, as determined by the Board of Directors. To date, options have a term of ten years and generally vest over a four-year period.
Intrinsic value (in Dollars)	$ 0.6		$ 0.1
Liability for early exercise of stock options , description	As of December 31, 2020, there were 60,082 of shares issued to non-founding members of the Company that remain unvested. These shares were issued upon the early exercise of stock options prior to the vesting of the underlying shares and are subject to repurchase by the Company at the original issuance price upon termination of the services received from the holder of the option. As of December 31, 2020, the Company recorded $9,500 within accrued expenses and other current liabilities associated with options granted to non-founding members of the Company that are subject to repurchase by the Company. There were no unvested shares issued or any related liability outstanding as of December 31, 2021.
Employees and non-employees purchased shares	7,980,914		5,957,116
weighted-average grant date fair value per share (in Dollars per share)	$ 0.37		$ 0.33
Unrecognized compensation cos (in Dollars)	$ 3,900,000
Weighted-average period	2 years 10 months 24 days
Shares issued	3,126,619
Non-founding [Member]
Stock Option Plan (Details) [Line Items]
Shares issued	60,082
Minimum [Member]
Stock Option Plan (Details) [Line Items]
Reserved shares		27,246,448		22,246,448
Maximum [Member]
Stock Option Plan (Details) [Line Items]
Reserved shares		31,446,448		27,246,448